Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Commitments and Contingencies

17.COMMITMENTS AND CONTINGENCIES

In the normal course of its business and as a result of the extensive governmental regulation of the solid waste and E&P waste industries, the Company is subject to various judicial and administrative proceedings involving Canadian regulatory authorities as well as U.S. federal, state and local agencies. In these proceedings, an agency may subpoena the Company for records, or seek to impose fines on the Company or revoke or deny renewal of an authorization held by the Company, including an operating permit. From time to time, the Company may also be subject to actions brought by special interest or other groups, adjacent landowners or residents in connection with the permitting and licensing of landfills, transfer stations, and E&P waste treatment, recovery and disposal operations, or alleging environmental damage or violations of the permits and licenses pursuant to which the Company operates. The Company uses $1,000 as a threshold for disclosing environmental matters involving potential monetary sanctions.

In addition, the Company is a party to various claims and suits pending for alleged damages to persons and property, alleged violations of certain laws and alleged liabilities arising out of matters occurring during the normal operation of the Company’s business. Except as noted in the matters described below, as of March 31, 2023, there is no current proceeding or litigation involving the Company or its property that the Company believes could have a material adverse effect on its business, financial condition, results of operations or cash flows.

Jefferson Parish, Louisiana Landfill Litigation

Between June 2016 and December 31, 2020, one of the Company’s subsidiaries, Louisiana Regional Landfill Company (“LRLC”), conducted certain operations at a municipal solid waste landfill known as the Jefferson Parish Landfill (the “JP Landfill”), located in Avondale, Louisiana, near the City of New Orleans. LRLC’s operations were governed by an Operating Agreement, entered into in May 2012 by LRLC under its previous name, IESI LA Landfill Corporation, and the owner of the JP Landfill, Jefferson Parish (the “Parish”).  The Parish also holds the State of Louisiana permit for the operation of the JP Landfill. Aptim Corporation operated the landfill gas collection system at the JP Landfill under a separate contract with the Parish.

In July and August 2018, four separate lawsuits seeking class action status were filed against LRLC and certain other Company subsidiaries, the Parish, and Aptim Corporation in Louisiana state court, and subsequently removed to the United States District Court for the Eastern District of Louisiana, before Judge Susie Morgan in New Orleans. The Court later consolidated the claims of the putative class action plaintiffs. Beginning in December 2018, a series of 11 substantively identical mass actions were filed in Louisiana state court against LRLC and certain other Company subsidiaries, the Parish, and Aptim Corporation. The claims of the mass action plaintiffs were consolidated in federal court in the Eastern District of Louisiana, also before Judge Susie Morgan (the “Addison” action).

The putative class actions and the Addison action assert claims for damages from odors allegedly emanating from the JP Landfill. The consolidated putative class action complaint alleges that the JP Landfill released “noxious odors” into the plaintiffs’ properties and the surrounding community and asserts a range of liability theories—nuisance, negligence (since dismissed), and strict liability—against all defendants. The putative class is described as all residents of Jefferson Parish who have sustained legally cognizable damages as a result of odors from the JP Landfill, but the complaint proposes to revise the geographic definition based on further evidence. The putative class plaintiffs seek unspecified damages for nuisance and unidentified property value diminution. The Addison plaintiffs assert claims for nuisance, negligence, and (with respect to the Parish) unconstitutional takings under the Louisiana Constitution; on behalf of two plaintiffs, the Addison complaint also asserts claims for wrongful death and survivorship.

The Court held an eight-day trial on general causation during January and February 2022. General causation was to address the questions of whether the JP Landfill could cause odors and emissions that are able to reach plaintiffs’ properties and whether those odors and emissions could result in the types of medical impacts and nuisance conditions complained of by the putative class and mass action plaintiffs. Among other things, defendants urged the court to find general causation tied to the geographic limits of landfill emissions that may have the potential to cause a nuisance based on air modeling done by defendants’ experts.

On November 29, 2022, the Court issued a 45-page decision on the general causation trial. The Court concluded that all putative class and mass action plaintiffs established general causation—specifically that emissions and gases from the JP Landfill were capable of causing certain damages alleged by the plaintiffs. The Court held that it only needed to determine the level of exposure necessary to result in injuries and that the level existed somewhere offsite, and that it was not required to delineate this level of exposure within a geographic area. The Court did, however, limit the time period for damages, to between July 2017 and December 2019, and the types of alleged injuries for which the plaintiffs are able to seek damages, to headaches, nausea, vomiting, loss of appetite, sleep disruption, dizziness, fatigue, anxiety and worry, a decrease in quality of life, and loss of enjoyment or use of property. The Addison plaintiffs’ claims of diminution of property value were put on a separate track from these damages and not addressed.

The Court has held several case management conferences since the general causation decision to discuss how to proceed with the class and mass action cases, and the Court has proposed trying certain Addison plaintiffs’ cases on the merits prior to class certification being determined as to the putative class case. The Company has opposed that sequence by motion, and the Court has recognized its objection on the record. Subject to that objection, the Company jointly proposed a case management order with the Addison plaintiffs that allows for fact and expert discovery on a subset of 8-13 Addison plaintiffs who will proceed to trial. The Court adopted and so-ordered that case management order on April 17, 2023, under which trial is scheduled for September 2023.

On April 17, 2023, the Company and the other Defendants filed a petition for a writ of mandamus from the Fifth Circuit Court of Appeals challenging the April 17 case management order’s sequencing of a merits trial before class certification. The Defendants also filed a motion to stay proceedings in the district court until the Fifth Circuit issues a decision on the writ petition. The Fifth Circuit has requested responses from the Plaintiffs and invited a response from the district court, which were due April 26, 2023.

The Company has already obtained dismissal of approximately one third of the original Addison plaintiffs, the number of which now totals 544, and believes it has strong defenses to the merits of the Addison action, including specific causation issues due to other odor sources in the area. The Company also believes it has strong defenses to certification of the putative class actions, although the Court has not yet indicated when it will allow certification to be briefed and decided, and sequencing of that process may be affected by the Fifth Circuit’s decision on the writ petition. The Company is continuing to vigorously defend itself in these lawsuits; however, at this time, the Company is not able to determine the likelihood of any outcome regarding the underlying claims, including the allocation of any potential liability among the Company, the Parish, and Aptim Corporation.

Los Angeles County, California Landfill Expansion Litigation

A.	Chiquita Canyon, LLC Lawsuit Against Los Angeles County

In October 2004, the Company’s subsidiary, Chiquita Canyon, LLC (“CCL”), then under prior ownership, filed an application (the “Application”) with the County of Los Angeles (the “County”) Department of Regional Planning (“DRP”) for a conditional use permit (the “CUP”) to authorize the continued operation and expansion of the Chiquita Canyon Landfill (the “CC Landfill”). The CC Landfill has operated since 1972, and as a regional landfill, accepted approximately 2.6 million tons of materials for disposal and beneficial use in 2022.  The Application requested expansion of the existing waste footprint on CCL’s contiguous property, an increase in maximum elevation, creation of a new entrance and new support facilities, construction of a facility for the County or another third-party operator to host household hazardous waste collection events, designation of an area for mixed organics/composting, and other modifications.

After many years of reviews and delays, upon the recommendation of County staff, the County’s Regional Planning Commission (the “Commission”) approved the Application on April 19, 2017, but imposed operating conditions, fees and exactions that substantially reduced the historical landfill operations and represented a large increase in aggregate taxes and fees. CCL objected to many of the requirements imposed by the Commission.  Current estimates for new costs imposed on CCL under the CUP are in excess of $300,000.

CCL appealed the Commission’s decision to the County Board of Supervisors, but the appeal was not successful.  At a subsequent hearing, on July 25, 2017, the Board of Supervisors approved the CUP.  On October 20, 2017, CCL filed in the Superior Court of California, County of Los Angeles a verified petition for writ of mandate and complaint against the County and the County Board of Supervisors captioned Chiquita Canyon, LLC v. County of Los Angeles, No. BS171262 (Los Angeles Co. Super Ct.) (the “Complaint”).  The Complaint challenges the terms of the CUP in 13 counts generally alleging that the County violated multiple California and federal statutes and California and federal constitutional protections. CCL seeks the following relief: (a) an injunction and writ of mandate against certain of the CUP’s operational restrictions, taxes and fees, (b) a declaration that the challenged conditions are unconstitutional and in violation of state and federal statutes, (c) reimbursement for any such illegal fees paid under protest, (d) damages, (e) an award of just compensation for a taking, (f) attorney fees, and (g) all other appropriate legal and equitable relief.

Following extensive litigation in 2018 and 2019 on the permissible scope of CCL’s challenge, the Superior Court issued its decision on July 2, 2020, granting CCL’s petition for writ of mandate in part and denying it in part. CCL prevailed with respect to 12 of the challenged conditions, many of which imposed new fees and exactions on the CC Landfill.  On October 11, 2022, CCL and the County entered into a settlement agreement that requires CCL to file a CUP modification application with the County embodying the terms of the settlement agreement.  CCL filed the CUP modification application on November 10, 2022.  If the CUP modification application is approved by the County and certain other contingencies are satisfied, CCL will dismiss this lawsuit.  However, at this time, the Company is not able to determine the likelihood of any outcome in this matter.

B.	December 11, 2017 Notice of Violation Regarding Certain CUP Conditions.

The County, through its DRP, issued a Notice of Violation, dated December 11, 2017 (the “NOV”), alleging that CCL violated certain conditions of the CUP, including Condition 79(B)(6) of the CUP by failing to pay an $11,600 Bridge &

Thoroughfare Fee (“B&T Fee”) that was purportedly due on July 25, 2017.  The alleged B&T fee was ostensibly to fund the construction of transportation infrastructure in the area of the Landfill.  At the time the NOV was issued, CCL had already contested the legality of the B&T fee in the October 20, 2017 Complaint filed against the County in Los Angeles County Superior Court, described above under paragraph A (the “CUP lawsuit”).

On January 12, 2018, CCL filed an appeal of the alleged violations in the NOV.  Subsequently, CCL filed additional legal arguments and exhibits contesting the NOV.  On March 6, 2018, a DRP employee designated as hearing officer sustained the NOV, including the $11,600 B&T fee, and imposed an administrative penalty in the amount of $83 and a noncompliance fee of $0.75. A written decision memorializing the hearing officer’s findings and order was issued on July 10, 2018.  On April 13, 2018, CCL filed in the Superior Court of California, County of Los Angeles a Petition for Writ of Administrative Mandamus against the County seeking to overturn the decision sustaining the NOV, contending that the NOV and decision are not supported by the facts or law.  On July 17, 2018, the Court granted CCL leave to pay the $11,600 B&T fee and to amend its Complaint in the CUP lawsuit to reflect the payment under protest, allowing the challenge to the B&T fee under the Mitigation Fee Act to proceed in the CUP lawsuit.  CCL paid the B&T fee under protest on August 10, 2018, and also paid on that date the administrative penalty of $83 and the noncompliance fee of $0.75. The Court indicated that the NOV case would be coordinated with the CUP lawsuit.  On October 11, 2022, CCL and the County entered into the settlement agreement, described above under paragraph A.  If the CUP modification application is approved by the County and certain other contingencies are satisfied, CCL will dismiss this lawsuit.  However, at this time, the Company is not able to determine the likelihood of any outcome in this matter.

13.   COMMITMENTS AND CONTINGENCIES

COMMITMENTS

Financial Surety Bonds

The Company uses financial surety bonds for a variety of corporate guarantees. The two largest uses of financial surety bonds are for municipal contract performance guarantees and asset closure and retirement requirements under certain environmental regulations. Environmental regulations require demonstrated financial assurance to meet final capping, closure and post-closure requirements for landfills. In addition to surety bonds, these requirements may also be met through alternative financial assurance instruments, including insurance, letters of credit and restricted cash and investment deposits.

At December 31, 2022 and 2021, the Company had provided customers and various regulatory authorities with surety bonds in the aggregate amounts of approximately $811,243 and $744,037, respectively, to secure its asset closure and retirement requirements and $636,224 and $556,570, respectively, to secure performance under collection contracts and landfill operating agreements.

The Company owns a 9.9% interest in a company that, among other activities, issues financial surety bonds to secure landfill final capping, closure and post-closure obligations for companies operating in the solid waste industry. The Company accounts for this investment under the cost method of accounting. There have been no identified events or changes in circumstances that may have a significant adverse effect on the carrying value of the investment. This investee company and the parent company of the investee have written financial surety bonds for the Company, of which $424,379 and $410,378 were outstanding as of December 31, 2022 and 2021, respectively. The Company’s reimbursement obligations under these bonds are secured by a pledge of its stock in the investee company.

Unconditional Purchase Obligations

At December 31, 2022, the Company’s unconditional purchase obligations consist of multiple fixed-price fuel purchase contracts under which it has 57.9 million gallons remaining to be purchased for a total of $184,918. These fuel purchase contracts expire on or before December 31, 2024. During the years ended December 31, 2022, 2021 and 2020, the Company paid $112,136, $100,220 and $93,813, respectively, under the respective fuel purchase contracts then outstanding.

As of December 31, 2022, future minimum purchase commitments, by calendar year, are as follows:

2023	$149,858
2024	35,060
$184,918

CONTINGENCIES

Environmental Risks

The Company expenses costs incurred to investigate and remediate environmental issues unless they extend the economic useful lives of the related assets. The Company records liabilities when it is probable that an obligation has been incurred and the amounts can be reasonably estimated. The remediation reserves cover anticipated costs, including remediation of environmental damage that waste facilities may have caused to neighboring landowners or residents as a result of contamination of soil, groundwater or surface water, including damage resulting from conditions existing prior to the Company’s acquisition of such facilities. The Company’s estimates are based primarily on investigations and remediation plans established by independent consultants, regulatory agencies and potentially responsible third parties. The Company does not discount remediation obligations. At December 31, 2022 and 2021, the current portion of remediation reserves was $3,165 and $2,300, respectively, which is included in Accrued liabilities in the Consolidated Balance Sheets. At December 31, 2022 and 2021, the long-term portion of remediation reserves was $17,284 and $20,483, respectively, which is included in Other long-term liabilities in the Consolidated Balance Sheets. Any substantial increase in the liabilities for remediation of environmental damage incurred by the Company could have a material adverse effect on the Company’s financial condition, results of operations or cash flows.

Legal Proceedings

In the normal course of its business and as a result of the extensive governmental regulation of the solid waste and E&P waste industries, the Company is subject to various judicial and administrative proceedings involving Canadian regulatory authorities as well as U.S. federal, state and local agencies. In these proceedings, an agency may subpoena the Company for records, or seek to impose fines on the Company or revoke or deny renewal of an authorization held by the Company, including an operating permit. From time to time, the Company may also be subject to actions brought by special interest or other groups, adjacent landowners or residents in connection with the permitting and licensing of landfills, transfer stations, and E&P waste treatment, recovery and disposal operations, or alleging environmental damage or violations of the permits and licenses pursuant to which the Company operates.  The Company uses $1,000 as a threshold (up from the previously required threshold of $300) for disclosing environmental matters involving potential monetary sanctions.

In addition, the Company is a party to various claims and suits pending for alleged damages to persons and property, alleged violations of certain laws and alleged liabilities arising out of matters occurring during the normal operation of the Company’s business. Except as noted in the matters described below, as of December 31, 2022, there is no current proceeding or litigation involving the Company or its property that the Company believes could have a material adverse effect on its business, financial condition, results of operations or cash flows.

Jefferson Parish, Louisiana Landfill Litigation

Between June 2016 and December 31, 2020, one of the Company’s subsidiaries, Louisiana Regional Landfill Company (“LRLC”), conducted certain operations at a municipal solid waste landfill known as the Jefferson Parish Landfill (the “Landfill”), located in Avondale, Louisiana, near the City of New Orleans. LRLC’s operations were governed by an Operating Agreement, entered into in May 2012 by LRLC under its previous name, IESI LA Landfill Corporation, and the owner of the Landfill, Jefferson Parish (the “Parish”).  The Parish also holds the State of Louisiana permit for the operation of the Landfill. Aptim Corporation operated the landfill gas collection system at the Landfill under a separate contract with the Parish.

In July and August 2018, four separate lawsuits seeking class action status were filed against LRLC and certain other Company subsidiaries, the Parish, and Aptim Corporation in Louisiana state court, and subsequently removed to the United States District Court for the Eastern District of Louisiana, before Judge Susie Morgan in New Orleans. The Court later consolidated the claims of the putative class action plaintiffs. Beginning in December 2018, a series of 11 substantively identical mass actions were filed in Louisiana state court against LRLC and certain other Company subsidiaries, the Parish, and Aptim Corporation. The claims of the mass action plaintiffs were consolidated in federal court in the Eastern District of Louisiana, also before Judge Susie Morgan (the “Addison” action).

The putative class actions and the Addison action assert claims for damages from odors allegedly emanating from the Landfill. The consolidated putative class action complaint alleges that the Landfill released “noxious odors” into the plaintiffs’ properties and the surrounding community and asserts a range of liability theories—nuisance, negligence (since dismissed), and strict liability—against all defendants. The putative class is described as all residents of Jefferson Parish who have sustained legally cognizable damages as a result of odors from the Landfill, but the complaint proposes to revise the geographic definition based on further evidence. The putative class plaintiffs seek unspecified damages for unidentified nuisance and property value diminution. The Addison plaintiffs assert claims for nuisance, negligence, and (with respect to the Parish) unconstitutional takings under the Louisiana constitution; on behalf of two plaintiffs, the Addison complaint also asserts claims for wrongful death and survivorship.

The Court held an eight-day trial on general causation during January and February 2022. General causation was to address the questions of whether the Landfill could cause odors and emissions that are able to reach plaintiffs’ properties and whether those odors and emissions could result in the types of medical impacts and nuisance conditions complained of by the putative class and mass action plaintiffs. Among other things, defendants urged the court to find general causation tied to the geographic limits of landfill emissions that may have the potential to cause a nuisance based on air modeling done by defendants’ experts.

On November 29, 2022, the Court issued a 45-page decision on the general causation trial. The Court concluded that all putative class and mass action plaintiffs established general causation—specifically that emissions and gases from the Landfill were capable of causing certain damages alleged by the plaintiffs. The Court held that it only needed to determine the level of exposure necessary to result in injuries and that the level existed somewhere offsite, and that it was not required to delineate this level of exposure within a geographic area. The Court did, however, limit the time period for damages, to between July 2017 and December 2019, and the types of alleged injuries for which the plaintiffs are able to seek damages, to headaches, nausea, vomiting, loss of appetite, sleep disruption, dizziness, fatigue, anxiety and worry, a decrease in quality of life, and loss of enjoyment or use of property. The Addison Plaintiffs’ claims of diminution of property value were put on a separate track from these damages and not addressed.

The Court has held two case management conferences since the general causation decision to discuss how to proceed with the class and mass action cases, and the Court has proposed trying certain Addison plaintiffs’ cases on the merits prior to class certification being determined as to the putative class case. The Company has opposed that sequence by motion, and the Court has recognized its objection on the record. Subject to that objection, the Company is negotiating a case management order with the Addison plaintiffs that allows for fact and expert discovery on a subset of Addison plaintiffs before selecting 6-10 individuals who will proceed to trial. Trial is expected to be scheduled for the third quarter of 2023.

The Company has already obtained dismissal of approximately one third of the original Addison plaintiffs, the number of which now total 547, and believes it has strong defenses to the merits of the mass actions, including specific causation issues due to other odor sources in the area. The Company also believes it has strong defenses to certification of the putative class actions, although the Court has not yet indicated when it will allow certification to be briefed and decided. The Company is continuing to vigorously defend itself in these lawsuits; however, at this time, the Company is not able to determine the likelihood of any outcome regarding the underlying claims, including the allocation of any potential liability among the Company, the Parish and Aptim Corporation.

Los Angeles County, California Landfill Expansion Litigation

A.    Chiquita Canyon, LLC Lawsuit Against Los Angeles County

In October 2004, the Company’s subsidiary, Chiquita Canyon, LLC (“CCL”), then under prior ownership, filed an application (the “Application”) with the County of Los Angeles (the “County”) Department of Regional Planning (“DRP”) for a conditional use permit (the “CUP”) to authorize the continued operation and expansion of the Chiquita Canyon Landfill (the “Landfill”). The Landfill has operated since 1972, and as a regional landfill, accepted approximately 2.6 million tons of materials for disposal and beneficial use in 2022.  The Application requested expansion of the existing waste footprint on CCL’s contiguous property, an increase in maximum elevation, creation of a new entrance and new support facilities, construction of a facility for the County or another third-party operator to host household hazardous waste collection events, designation of an area for mixed organics/composting, and other modifications.

After many years of reviews and delays, upon the recommendation of County staff, the County’s Regional Planning Commission (the “Commission”) approved the Application on April 19, 2017, but imposed operating conditions, fees and exactions that substantially reduced the historical landfill operations and represented a large increase in aggregate taxes and fees. CCL objected to many of the requirements imposed by the Commission.  Current estimates for new costs imposed on CCL under the CUP are in excess of $300,000.

CCL appealed the Commission’s decision to the County Board of Supervisors, but the appeal was not successful.  At a subsequent hearing, on July 25, 2017, the Board of Supervisors approved the CUP.  On October 20, 2017, CCL filed in the Superior Court of California, County of Los Angeles a verified petition for writ of mandate and complaint against the County and the County Board of Supervisors captioned Chiquita Canyon, LLC v. County of Los Angeles, No. BS171262 (Los Angeles Co. Super Ct.) (the “Complaint”).  The Complaint challenges the terms of the CUP in 13 counts generally alleging that the County violated multiple California and federal statutes and California and federal constitutional protections. CCL seeks the following relief: (a) an injunction and writ of mandate against certain of the CUP’s operational restrictions, taxes and fees, (b) a declaration that the challenged conditions are unconstitutional and in violation of state and federal statutes, (c) reimbursement for any such illegal fees paid under protest, (d) damages, (e) an award of just compensation for a taking, (f) attorney fees, and (g) all other appropriate legal and equitable relief.

Following extensive litigation in 2018 and 2019 on the permissible scope of CCL’s challenge, the Superior Court issued its decision on July 2, 2020, granting CCL’s petition for writ of mandate in part and denying it in part. CCL prevailed with respect to 12 of the challenged conditions, many of which imposed new fees and exactions on the Landfill.  On October 11, 2022, CCL and the County entered into a settlement agreement that requires Chiquita to file a CUP modification application with the County embodying the terms of the settlement agreement.  Chiquita filed the CUP modification application on November 10, 2022.  If the CUP modification application is approved by the County and certain other contingencies are satisfied, Chiquita will dismiss this lawsuit.  However, at this time, the Company is not able to determine the likelihood of any outcome in this matter.

B.    December 11, 2017 Notice of Violation Regarding Certain CUP Conditions.

The County, through its DRP, issued a Notice of Violation, dated December 11, 2017 (the “NOV”), alleging that CCL violated certain conditions of the CUP, including Condition 79(B)(6) of the CUP by failing to pay an $11,600 Bridge & Thoroughfare Fee (“B&T Fee”) that was purportedly due on July 25, 2017.  The alleged B&T fee was ostensibly to fund the construction of transportation infrastructure in the area of the Landfill.  At the time the NOV was issued, CCL had already contested the legality of the B&T fee in the October 20, 2017 Complaint filed against the County in Los Angeles County Superior Court, described above under paragraph A (the “CUP lawsuit”).

On January 12, 2018, CCL filed an appeal of the alleged violations in the NOV.  Subsequently, CCL filed additional legal arguments and exhibits contesting the NOV.  On March 6, 2018, a DRP employee designated as hearing officer sustained the NOV, including the $11,600 B&T fee, and imposed an administrative penalty in the amount of $83 and a noncompliance fee of $0.75. A written decision memorializing the hearing officer’s findings and order was issued on July 10, 2018.  On April 13, 2018, CCL filed in the Superior Court of California, County of Los Angeles a Petition for Writ of Administrative Mandamus against the County seeking to overturn the decision sustaining the NOV, contending that the NOV and decision are not supported by the facts or law.  On July 17, 2018, the Court granted CCL leave to pay the $11,600 B&T fee and to amend its Complaint in the CUP lawsuit to reflect the payment under protest, allowing the challenge to the B&T fee under the Mitigation Fee Act to proceed in the CUP lawsuit.  CCL paid the B&T fee under protest on August 10, 2018, and also paid on that date the administrative penalty of $83 and a noncompliance fee of $0.75. The Court indicated that the NOV case would be coordinated with the CUP lawsuit.  On October 11, 2022, CCL and the County entered into a settlement agreement, described above under paragraph A.  If the CUP modification application is approved by the County and certain other contingencies are satisfied, Chiquita will dismiss this lawsuit.  However, at this time, the Company is not able to determine the likelihood of any outcome in this matter.

Collective Bargaining Agreements

Seventeen of the Company’s collective bargaining agreements have expired or are set to expire in 2023. The Company does not expect any significant disruption in its overall business in 2023 as a result of labor negotiations, employee strikes or organizational efforts.